Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Interest Income [line items]
Total	$ 478	$ 353	$ 1,365	$ 917
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure Of Interest Income [line items]
Total	403	311	1,202	783
Amortized cost [member]
Disclosure Of Interest Income [line items]
Total	$ 75	$ 42	$ 163	$ 134